INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Intangible assets consist of the following (in thousands):

	As of December 31,
	2024	2023
Definite Lived Intangible Assets
Customer Relationships	$587	$587
Intellectual Property	4,777	4,777
Total Definite Lived Intangible Assets	5,364	5,364
Less Accumulated Amortization	(3,034)	(2,321)
Definite Lived Intangible Assets, Net	2,330	3,043
Indefinite Lived Intangible Assets
Cannabis Licenses	11,870	18,170
Total Indefinite Lived Intangible Assets	11,870	18,170
Total Intangible Assets, Net	$14,200	$21,213
During the years ended December 31, 2024 and 2023, the Company recorded amortization expense related to intangible assets of $0.7 million and $1.1 million, respectively.
During the year ended December 31, 2024, the Company recognized $6.3 million of other than temporary impairment in its cannabis licenses related to its retail reportable segment as a result of updated earnings projections for unforeseen changes in the market from more than expected retail competition.
During the year ended December 31, 2023, the Company recognized $9.4 million of other than temporary impairment in its cannabis licenses related to its retail reportable segment that were identified as part of the annual impairment assessment as of December 31, 2023 as a result of unforeseen changes in the market from more than expected retail competition in the latter half of calendar 2023. During the year ended December 31, 2023, the Company recognized $2.0 million and $3.5 million of other than temporary impairment in customer relationships and intellectual property, respectively, related to its consumer packaged goods reportable segment as a result of updated earnings projections for unforeseen changes in market demand in the consumer packaged goods market.
The following is the future minimum amortization expense to be recognized for the years ended December 31 (in thousands):

2025	$723
2026	603
2027	470
2028	123
2029	123
Thereafter	288
Total Future Amortization Expense	$2,330